Basic Materials Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)	8.69%		7.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(3.79%)	6.66%		5.76%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.83%)	5.14%		4.55%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	4.90%		4.21%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(6.86%)	6.42%		6.04%